Intangible assets - Changes (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Goodwill
Balance as at beginning of year	$ 7,433	$ 7,419
Additions		21
Other adjustments	(20)	(7)
Balance as at end of year	7,413	7,433
Computer software
Intangible assets other than goodwill
Balance as at beginning of year	2,675	2,797
Additions	776	792
Impairment	(23)	(19)
Amortisation	(995)	(889)
Other adjustments	(19)	(6)
Balance as at end of year	2,414	2,675
Parent Entity
Goodwill
Balance as at beginning of year	6,253	6,253
Balance as at end of year	6,253	6,253
Parent Entity | Computer software
Intangible assets other than goodwill
Balance as at beginning of year	2,242	2,371
Additions	674	673
Impairment	(23)	(19)
Amortisation	(864)	(783)
Balance as at end of year	$ 2,029	$ 2,242